     As filed with the Securities and Exchange Commission on March 28, 2002

                           1933 Act File No. 333-87521
                           1940 Act File No. 811-09589

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 3
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                                       and

                         POST-EFFECTIVE AMENDMENT NO. 3
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             RREEF SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            875 North Michigan Avenue
                                   41st Floor
                             Chicago, Illinois 60611
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 266-9300

                                Arthur Don, Esq.
                              D'Ancona & Pflaum LLC
                              111 East Wacker Drive
                                   Suite 2800
                             Chicago Illinois 60601
                  Telephone: (312) 602-2000 Fax: (312) 602-3000
                     (Name and Address of Agent for Service)

     Approximate date of Proposed Public Offering:

     It is proposed that this filing will become effective (check appropriate box):


     [X] immediately upon filing pursuant to paragraph (b)
     [_] on (date), pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date), pursuant to paragraph (a) of Rule 485
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date), pursuant to paragraph (a)(3) of Rule 485

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

RREEF RReal Estate Securities Fund

875 North Michigan Avenue, 41st Floor

Chicago, Illinois 60611

Investment Adviser
RREEF America L.L.C.

875 North Michigan Avenue, 41st Floor

Chicago, Illinois 60611

Trustees
Nicholas C. Babson
Peter J. Broccolo
Richard W. Burke
Karen J. Knudson
Robert L. Stovall

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Transfer Agent and Administrator
Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233

Distributor
Sunstone Distribution Services, LLC
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233

Legal Counsel
D'Ancona & Pflaum LLC
111 East Wacker Drive, Suite 2800
Chicago, Illinois 60601

Independent Auditors
Deloitte & Touche LLP
180 North Stetson Avenue
Chicago, Illinois 60601
RREEF
RREAL ESTATE
SECURITIES
FUND

A No-Load Mutual Fund

Class A Shares
Class B Shares

Prospectus
& Application

March 28, 2002

[LOGO] RREEF
Real Estate Investment Managers


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COM-

 PLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  -----------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Overview of the Fund.......................................................    2
   What is the Fund's Investment Objective?................................    2
   What are the Fund's Primary Investment Strategies and Principal Risks?..    2
   Who May Want to Invest in the Fund?.....................................    2
   Who May Not Want to Invest in the Fund?.................................    3
   Fund Performance........................................................    3
   Fees and Expense........................................................    4
   Example.................................................................    5
Information About the Fund.................................................    5
   What is the Fund's Investment Objective?................................    5
   How Does the Fund Pursue its Investment Objective?......................    5
   What is a REIT?.........................................................    6
   What are the Primary Risks of Investing in the Fund?....................    7
   Other Investment Matters................................................    7
    Fundamental and Non-Fundamental Policies...............................    7
    Portfolio Turnover.....................................................    8
Management.................................................................    8
   Who Manages the Fund?...................................................    8
   Board of Trustees.......................................................    8
   Investment Adviser......................................................    8
   Investment Management Team..............................................    9
   Custodian...............................................................    9
   Transfer Agent and Administrator........................................    9
   Distributor.............................................................    9
Multiple Class Information.................................................    9
   Distribution Fees.......................................................    9
Shareholder Information....................................................    9
   Buying and Selling Shares...............................................   10
   Opening an Account and Making the Initial Purchase of Shares............   10
   Buying More Shares......................................................   11
   Making Automatic Investments............................................   11
   When Your Purchase is Processed.........................................   11
   Selling Your Shares (Redemptions).......................................   11
   You May Sell Your Shares................................................   11
   Redemption of Shares in Low-Balance Accounts............................   12
   Abusive Trading Practices...............................................   12
   Special Requirements for Large Redemptions..............................   12
   Investing Through Financial Intermediaries..............................   13
   Other Purchase and Redemption Policies..................................   13
    Good Order.............................................................   13
    Telephone Transactions.................................................   14
    Signature Guarantees...................................................   14
Share Price and Distributions..............................................   14
   Share Price.............................................................   14
   Distributions...........................................................   14
Taxes......................................................................   15
   Tax-Deferred Accounts...................................................   15
   Taxable Accounts........................................................   15
   Taxability of Distributions.............................................   15
   Taxes on Distributions..................................................   16
   Buying a Dividend.......................................................   16
   Taxes on Transactions...................................................   17
Financial Highlights.......................................................   18
Privacy Notice.............................................................   19
More Information About the Fund............................................   19
   You May Request These Documents.........................................   19

                      RREEF RREAL ESTATE SECURITIES FUND

OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The investment objective of the RREEF RReal Estate Securities Fund (the "Fund") is long-term capital appreciation and current income.

What are the Fund's Primary Investment Strategies and Principal Risks?


The Fund invests primarily in real estate securities. Under normal circumstances, the Fund plans to keep at least 80% of the Fund's net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ("REITs") and companies engaged in the real estate industry. RREEF America L.L.C., the Fund's investment adviser (the "Adviser"), looks for real estate securities it believes will provide superior returns to the Fund, focusing on companies with the potential for stock price appreciation and a record of paying dividends.


A company is considered to be a real estate company if, in the opinion of the Adviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

Loss of money is a risk of investing in the Fund. An investment in the Fund is also subject to market risk. The market value of securities in the Fund's portfolio will fluctuate, both because of general market conditions and because of the traditionally cyclical nature of the financial markets. In addition, the value of the Fund's portfolio will vary with the success or failure of the issuers of the securities the Fund holds. Because the Fund concentrates its investments in real estate securities, it is subject to greater risks and market fluctuations than funds investing in a broader range of industries.

An investment in the RREEF RReal Estate Securities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest in the Fund?

The Fund may be a good investment for you if you are:

 .  Seeking long-term capital growth and current income from your investment.

 . Seeking diversification of your investment portfolio through an investment in real estate securities.

 . Comfortable with the risks associated with investing in real estate securities.

 .  Comfortable with the Fund's short-term price volatility.

 .  Investing through an IRA or other tax-advantaged retirement plan.

Who May Not Want to Invest in the Fund?

The Fund may not be a good investment for you if you are:

 .  Investing for a short period of time.

 .  Uncomfortable with the risks associated with investments in real estate.

 .  Uncomfortable with short-term volatility in the value of your investment.

Fund Performance


The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. The table also shows how the Fund's average annual returns for one year and the life of the Fund compare with those of the Wilshire REIT Index, a market cap index of equity securities issued by equity REITs. An investor cannot invest in an index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


              RREEF RReal Estate Securities Fund--Class A Shares
                          Calendar Year Total Returns
                          (As of December 31, 2001)*

                                    [CHART]


2000 29.23%
2001 14.32%
------
* The Fund's fiscal year ends November 30. For the quarter ended February 28, 2002, Class A shares had a year-to-date return of 4.46%.

For the time period of the bar chart, the highest return for a quarter was 11.89% in the 2nd quarter of 2000, and the lowest return for a quarter was -1.36% in the 1st quarter of 2001.

                         Average Annual Total Returns


                   (For the periods ended December 31, 2001)




                                                            1 Year Life of Fund
RREEF - Class A
Return Before Taxes........................................ 14.32%    21.91%
Return After Taxes on Distributions........................ 10.17%    18.20%
Return After Taxes on Distributions and Sale of Fund Shares  9.41%    16.11%
Wilshire REIT Index........................................ 12.35%    22.55%
(reflects no deduction for fees expenses or taxes)


Average annual total returns for life of the Fund and the index average annual total return are from December 1, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts or 401(k) plans.

Class A and Class B shares are offered by this prospectus. The average annual total returns are shown only for Class A shares. Average annual total returns for Class B shares may vary.

If returns are negative, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes as the resulting capital losses from the sale of Fund shares would be available to offset capital gains from other investments.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a "no-load" fund, meaning you do not pay sales charges. Class B shares are subject to a 12b-1 distribution fee.

              RREEF RReal Estate Securities Fund Shareholder Fees
                   (Fees Paid Directly from Your Investment)

                                                            Class A Shares Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases...........      None           None
Maximum Deferred Sales Charge (Load).......................      None           None
Maximum Sales Charge (Load) You Pay on Reinvested Dividends      None           None
Redemption Fees*...........................................      None           None
Exchange Fees..............................................      None           None
Wire Transfer Fees.........................................      None           None

                        Annual Fund Operating Expenses
              (Expenses That Are Deducted from the Fund's Assets)

                   Management Fee**............. 1.00% 1.00%
                   Distribution (12b-1) fees....    0% 0.25%
                   Other Expenses............... 0.17% 0.17%
                   Total Fund Operating Expenses 1.17% 1.42%

------
* There is a $10.00 fee for wire redemptions and a $12.50 fee for redemptions from an IRA account.

** Out of the management fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The Adviser may use a portion of the management fee to pay for distribution of Fund shares and to pay unaffiliated third parties who provide record-keeping and administrative services.

Example:

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 year 3 years 5 years 10 years
                                ------ ------- ------- --------
                 Class A Shares  $119   $372    $644    $1,420
                 Class B Shares  $145   $449    $776    $1,702

INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Fund seeks long-term capital appreciation and current income.

How Does the Fund Pursue its Investment Objective?

The Fund's investment objective is non-fundamental and may be changed without shareholder approval. The Fund invests primarily in equity securities issued by real estate investment trusts ("REITs") and companies engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. The Adviser looks for real estate securities it believes will provide superior returns to the Fund. The Adviser attempts to focus the Fund's investments on real estate companies and REITs with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the Adviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the Adviser believes will be the most profitable to the Fund. The Adviser also considers the effect of the real estate securities markets in general when making investment decisions.

The Adviser does not attempt to time the market. Under normal circumstances, it intends to keep at least 80% of the Fund's net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the Adviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The Fund may employ other investment techniques that are not principal investment strategies but could impact the Fund's performance. When the Adviser believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the Adviser cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the Fund's investments will be available in the Annual and Semi-Annual Reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the Fund at 1-888-897-8480.

What is a REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the Adviser expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

What are the Primary Risks of Investing in the Fund?

The value of the Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. There are three principal risks of investing in the Fund: market risk, concentrated portfolio risk and company risk.

.. Market Risk. The market value of the shares of common stock in the Fund's portfolio can change rapidly and unpredictably in response to political or economic events having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Fund's style, the Fund's gains may be smaller or its losses greater than those of equity funds with different styles.

.. Concentrated Portfolio. The Fund concentrates its investments in real estate securities. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

 .  Declines in property values;

 . Increases in property taxes, operating expenses, interest rates, or competition;

 .  Overbuilding;

 .  Zoning changes; and

 .  Losses from casualty or condemnation.

.. Company Risk. The price of common stock will vary with the success and failure of its issuer. The Fund is classified as a "non-diversified" investment company, which means the Fund may invest up to 25% of the market value of the Fund's total assets in each of two issuers. Therefore, the success of the companies in which the Fund invests will determine to a large degree the Fund's performance.

Under adverse market conditions, or other extraordinary economic or market conditions, the Fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities, and repurchase agreements. Taking a temporary defensive position is not required and may be impossible because of market conditions. It also might prevent the Fund from achieving its investment objective.

Other Investment Matters

Fundamental and Non-Fundamental Policies

The fundamental investment restrictions set forth in the Statement of Additional Information can not be changed without a vote of the shareholders. None of these fundamental policies is a principal strategy of the Fund. The investment objective and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval. In the event the Fund's investment objective is changed, the new objective could differ from the objective the shareholder considered appropriate at the time of making the decision to invest in the Fund. The Board of Trustees may change any of the Fund's other policies and investment strategies, including the Fund's investment objectives.

Portfolio Turnover

The Fund may realize some short-term gains or losses if the Adviser chooses to sell a security because it believes that one or more of the following is true:

 .  A security is not fulfilling its investment purpose;

 .  A security has reached its optimum valuation; or

 .  A particular company or general economic conditions have changed.

The higher the turnover rate, the more brokerage commissions the Fund will pay, which may adversely affect performance. Higher turnover may also result in increased distributions of taxable capital gains to shareholders.

MANAGEMENT
--------------------------------------------------------------------------------

Who Manages the Fund?


A number of entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the RREEF RReal Estate Securities Fund Statement of Additional Information. For information on how to receive that document, see page 19 of this prospectus.


Board of Trustees

The Board of Trustees oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. Although the Board of Trustees does not manage the Fund, it has engaged the Adviser to do so. A majority of the Trustees are independent of the Adviser. In other words, the Independent Trustees are not employed by and have no financial interest in the Adviser.

Investment Adviser


RREEF America L.L.C., the Adviser, is located at 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611.


The Adviser has provided real estate investment management services to institutional investors since 1975, and has been an investment adviser of real estate securities since 1993. The Adviser is responsible for managing the investment portfolios of the Fund and directing the purchase and sale of its investment securities. The Adviser also arranges for transfer agency, custody and all other services necessary for the Fund to operate.

For the services it provides to the Fund, the Adviser receives a unified management fee of 1.00% of the average net assets of the shares of the Fund. The amount of the management fee is calculated on a daily basis and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the Adviser to unaffiliated third parties who provide record-keeping and administrative services.

Investment Management Team

The Fund is managed by an investment management team of portfolio managers, research analysts, and traders from the Securities Division of the Adviser who share ideas and responsibility for managing the Fund's investments. As of the date of this prospectus, the investment management team had nine members, but that number may occasionally change.

Custodian


UMB Bank, n.a.

928 Grand Boulevard, 10th floor
Kansas City, Missouri  64106

Transfer Agent and Administrator

Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233

Distributor

Sunstone Distribution Services, LLC
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233

MULTIPLE CLASS INFORMATION
--------------------------------------------------------------------------------

The RREEF RReal Estate Securities Fund offers two classes of shares: Class A and Class B. Both classes are offered by this prospectus. Class A shares are sold directly by the Fund and Class B shares are sold through broker-dealers, financial advisers, and other financial intermediaries.

Class A shares are subject to a management fee of 1.00% and are not subject to any distribution fees. Class B shares are subject to a management fee of 1.00% and a distribution fee of 0.25%. The difference in the fee structure between the two classes is the result of separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for its investment advisory services. Different fees and expenses will affect performance.

Both classes of the Fund have identical voting, dividend, liquidation, and other rights, preferences, terms, and conditions. The only differences between the two classes are:

 .  Each class is subject to different expenses,

 .  Each class has a different identifying designation or name, and

 . Each class has exclusive voting rights with respect to matters solely affecting that class.

Distribution Fees

The Fund has adopted a plan under Investment Company Act Rule 12b-1 covering distribution fees for the Class B shares. The plan allows the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders by broker-dealers, financial advisers, or other financial intermediaries. Class B shares pay distribution fees of 0.25% of average annual net assets. Because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Class B shares and may cost you more than paying other types of sales charges.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

This section describes how you may buy and sell shares in the RREEF RReal Estate Securities Fund, how an investment in the Fund is valued, how money is earned on an investment and how those earnings are taxed by the government.

Buying and Selling Shares

Subject to a minimum initial investment of $10,000 ($1,000 for tax sheltered accounts such as IRAs and similar accounts) and minimum subsequent investments of $1,000, you may invest any amount you choose, as often as you want.

Opening an Account and
Making the Initial Purchase of Shares

You may open an account and purchase shares of the Fund by completing and signing an investment application form. Mail it, together with a check (subject to the minimum amounts) made payable to RREEF RReal Estate Securities Fund, to the Transfer Agent at:

By Mail

  RREEF RReal Estate Securities Fund
  c/o Sunstone Financial Group, Inc.
  P.O. Box 1147
  Milwaukee, WI 53201-1147

By Overnight Courier

  RREEF RReal Estate Securities Fund
  c/o Sunstone Financial Group, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, WI 53233-2301

If your check or electronic funds transfer does not clear, your transaction will be cancelled and you will be charged a fee of $20. You will also be responsible for any loss incurred, including fees imposed by your financial institution and any loss resulting from a decline in the value of the cancelled transaction. Any profits on such transactions will accrue to the benefit of the Fund. If you are a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

By Wire

You may purchase shares of the Fund by wiring federal funds from your bank. If money is to be wired, you must call Sunstone Financial Group, Inc., the Fund's Transfer Agent, at 1-888-897-8480 to set up a new account. Once you have been issued an account number by the Transfer Agent, you must contact your bank to place your wire order. You will need to provide your bank with the following information:

  UMB Bank, n.a.
  ABA # 101000695
  Attn: RREEF RReal Estate Securities Fund
  Acct # 9870984865
  Account Name
  (write in shareholder name)
  Shareholder Account #
  (write in account #)

You must mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Any delays which may occur in wiring money, including delays which may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. If your wire transfer is delayed, your purchase price will be the price per share, as calculated by the Fund, in effect after the wire transfer has cleared. Your bank may also charge you a fee for wiring funds. A wire purchase will not be considered made until the wired money is received and the purchase is accepted.

You should contact the Transfer Agent for the procedure to open an IRA, Roth IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for tax sheltered accounts will be paid by the shareholder by redemption of sufficient shares of the Fund from the account unless the fees are paid directly to the custodian. You can obtain information about the custodial fees from the Transfer Agent.

Buying More Shares

You may purchase additional shares of the Fund at any time (minimum of $1,000) by mail or wire. Each additional purchase request must contain your account registration and your account number(s). Checks should be made payable RREEF RReal Estate Securities Fund and should be sent to the Transfer Agent's address. A bank wire should be sent as indicated in "By Wire."

Making Automatic Investments

You may arrange to make additional investments ($1,000 minimum) automatically via transfers from your checking account. You may choose to have the withdrawals made on the 5th, 10th, 15th, 20th, 25th or last day of each month. You must complete the optional automatic investment plan section of the investment application and provide the Transfer Agent with a voided check to institute this option. You may terminate this automatic investment program at any time in writing or by calling the Transfer Agent at 1-888-897-8480. The Fund may modify or terminate the plan at any time.

When Your Purchase Is Processed


Your purchase of shares of the Fund will be effected at the next share price calculated after the close of business on the day your investment is received by the Transfer Agent in good order. See also "Other Purchase and Redemption Policies" on page 13.


The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person.

Selling Your Shares (Redemptions)

You may sell, or redeem, your Fund shares at any time. The minimum redemption amount allowed is $10,000 and the maximum redemption allowed without a signature guarantee is $50,000. The price you receive will be the next net asset value calculated after the Fund receives your request in good order.

There is no charge to redeem shares unless you redeem by wire ($10) or from an IRA account ($12.50) (detailed in your IRA Disclosure Statement & Custodial Account Agreement) to cover tax reporting. The Fund may withhold taxes on IRA redemptions to meet federal law requirements.

You May Sell Your Shares

By Mail or Courier

Send the Fund your unconditional written request with:

 .  The number of shares or dollar amount to be redeemed;

 .  The name(s) on the account registration;

 .  The account number;

 .  Signature exactly as it appears in the account registration; and


 . Documentation required for corporate, partnership or fiduciary accounts. Call 1-888-897-8480 for details.




If you are redeeming from an IRA, please provide the proper tax withholding on your redemption request. If you do not make your selection on your IRA Application, the Fund will automatically withhold 10% of your redemption proceeds.

You will need a signature guarantee if:

 .  The amount to be redeemed is more than $50,000;

 . The proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record;

 .  The proceeds are to be sent to a different bank address or bank account; or

 .  The request is made within 30 days of an address change.


See "signature guarantees," under "Other Purchase and Redemption Policies" on page 14.


By Mail

  RREEF RReal Estate Securities Fund

  c/o Sunstone Financial Group Inc.


  P.O. Box 1147



  Milwaukee, WI 53201-1147

By Overnight Courier

  RREEF RReal Estate Securities Fund

  c/o Sunstone Financial Group Inc.

  803 West Michigan Street, Suite A
  Milwaukee, WI 53233-2301

By Telephone

 . If you did not waive this privilege on your New Account Application, you may call the Fund at 1-888-897-8480 to redeem share amounts of $10,000 to $50,000. You must request all redemptions exceeding $50,000 in writing with all signatures guaranteed.

 . The Fund will mail proceeds to your address of record or send by wire to the bank account listed in your records.

 . The Fund reserves the right to refuse a telephone redemption request and does not accept redemption requests via fax.

Redemption of Shares in Low-Balance
Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions, the Fund will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, the Fund reserves the right to redeem the shares in the account and send the proceeds to your address of record.

Abusive Trading Practices

The Fund does not permit market timing or other abusive trading practices. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Fund. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any investor that the Fund believes has a history of abusive trading or whose trading, in the Fund's judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. The Fund also reserves the right to delay delivery of redemption proceeds (up to seven days) or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large
Redemptions

If, during any 90-day period, you redeem Fund shares worth more than $250,000 (or 1% of the assets of the Fund if that percentage is less than this amount), the Fund reserves the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If the Fund makes payment in securities, the Fund will value the securities selected by the Fund managers in the same manner as the Fund computes its net asset value. The Fund may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide the Fund with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the Fund and its remaining shareholders.

Investing Through Financial
Intermediaries

If you do business with the Fund through a financial intermediary or a retirement plan, your ability to purchase and redeem shares will depend on the policies of that entity. Some policy differences may include:

 .  Minimum investment requirements; and

 .  Cut-off time for investments.

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Fund's Annual Report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform record-keeping and administrative services for their clients that would otherwise be performed by the Fund's Transfer Agent. In some circumstances, the Fund will pay the service provider a fee for performing those services.

Although transactions in Fund shares may be made directly with the Fund at no charge, you also may purchase, redeem and exchange Fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with the Fund.

The Fund has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The Fund has authorized those intermediaries and their designees to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to the Fund and paid for in accordance with the contract, they will be priced at the net asset value next determined after the request is received in the form required by the intermediary on the Fund's behalf. Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers.

Other Purchase and Redemption Policies

Good Order

The Fund must receive your request to buy or sell shares in good order. The request must include:

 .  Your account number;

 .  The number or dollar amount of shares you want to buy or sell;

 .  Signatures of all owners, exactly as registered on the account;

 .  Signature guarantees for redemption requests over $50,000; and

 . Any documentation required for redemptions by estates, trusts and other organizations.

Telephone Transactions

Unless you waive telephone privileges on your new account application, you automatically have the privilege to make telephone inquiries and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A notary public is not an acceptable guarantor.

The Fund, the Adviser and the Transfer Agent will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. The Fund reserves the right to refuse a telephone transaction.

The Fund may delay payment for up to 10 calendar days after receiving a redemption request, to allow checks used to purchase Fund shares to clear.

If the dollar amount you request to be redeemed is more than the current account value (as determined by the NAV on the redemption date), the Fund will redeem your entire account balance.

During times of extreme market activity it is possible that shareholders may have some difficulty in contacting the Fund by telephone. You may mail your redemption requests as described previously. The Fund may also suspend redemptions if the New York Stock Exchange closes, or for other emergencies.

Signature Guarantees

Generally, whenever you change your account privileges, your bank information, or your regis tration information, you need signature guarantees for each registered holder. You also need signature guarantees when proceeds from redemption requests are to be sent to someone other than the shareholders of record or to somewhere other than the address or bank of record, or if a redemption request is made within 30 days of an address change. These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc., or other eligible institutions. A notary public is not acceptable.

SHARE PRICE AND DISTRIBUTIONS
---------------------------------------

Share Price

The Administrator determines the Net Asset Value ("NAV") of the Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern Time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), the NAV is not calculated. The NAV of a Fund share is the current value of the Fund's assets, minus any liabilities, divided by the number of Fund shares outstanding.

If current market prices of securities owned by the Fund are not readily available, the Adviser may determine their fair value in accordance with procedures adopted by the Fund's Board of Trustees. Therefore, the value of the Fund's portfolio may be affected on days when you cannot purchase or redeem shares of the Fund.

The Fund will price your purchase or redemption at the NAV next determined after the Fund receives your transaction request in good order.

Distributions

Federal tax law requires the Fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the Fund itself will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities.

The Fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. The Fund may make more frequent distributions if necessary to comply with provisions of Internal Revenue Code of 1986, as amended (the "Code"). Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in Fund distributions when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, the Fund will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, the Fund will reinvest distributions unless you elect to receive them in cash.

TAXES
--------------------------------------------------------------------------------

The tax consequences of owning shares of the Fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the Fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of Fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase Fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax adviser.

Taxable Accounts

If you own Fund shares through a taxable account, distributions by the Fund and sales by you of Fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the Fund from sources such as dividends and interest, or capital gains generated from the sale of Fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term (gains on Fund shares held for 12 months or less), long-term (gains on Fund shares held for more than

12 months), qualified 5-year, or unrecaptured Section 1250 capital gains and are taxed as follows:


                                  Tax Rate for 15% Tax Rate for 27%
             Type of Distribution Bracket or Below Bracket or Above

             Short-Term              Ordinary         Ordinary
             Capital Gains          income rate      income rate

             Long-Term
             Capital Gains              10%              20%

             Qualified 5-Year
             Capital Gains              8%               18%

             Unrecaptured Section    Ordinary
             1250 Capital Gains     income rate          25%


The tax status of any distributions of capital gains is determined by how long the Fund held the underlying security that was sold, not by how long you have been invested in the Fund or whether you reinvest your distributions in additional shares or take them in cash. The Fund will send you the tax status of Fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the Fund.

The Fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the Fund receives such distributions, unrecaptured
Section 1250 capital gains will be distributed to shareholders of the Fund. Unrecaptured Section 1250 capital gains are named for the Code section that describes them and are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the Fund from its REIT securities and are then subsequently passed through to shareholders.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while generating a greater cash flow to their shareholders. If a REIT distributes more cash flow than it has taxable income, a return of capi tal results. A return of capital represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor. The Fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

Taxes on Distributions

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of the Fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

Buying a Dividend

Purchasing Fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares.

The risk in buying a dividend is that the Fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The Fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund's portfolio.

Taxes on Transactions

Your redemptions are subject to capital gains tax. The table regarding the taxability of distributions can provide a general guide for your potential tax liability when selling or redeeming Fund shares. If your shares decrease in value, their sale will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code. This may result in a postponement of the recognition of such loss for federal income tax purposes. Please consult your professional tax adviser for more complete information.

If you have not certified to the Fund that your Social Security number or tax identification number is correct and that you are not subject to backup withholding, the Fund is required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS rules and regulations.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights table is intended to help you understand the Fund's finan cial performance since the Fund began operations after the close of business on November 30, 1999. The information reflects results for a single Class A share outstanding throughout the applicable fiscal year. "Total return" is the rate your investment would have earned (or lost), assuming you reinvested all dividends and distributions. This information has been audited by Deloitte & Touche LLP. The Fund's financial statements are included in the Annual Report for the applicable year, which is available on request.



 Fiscal Year (Ended November 30)                             2001      2000
                                                            -------   -------
 Net Asset Value, Beginning of Period                       $ 11.95   $ 10.00

 Income from Investment Operations:
     Net Investment Income                                     0.66      0.48
     Net Realized and Unrealized Gain on Investments           1.58      1.82
                                                            -------   -------

     Total from Investment Operations                          2.24      2.30
                                                            -------   -------

 Distributions to Shareholders:
     Distributions from Net Investment Income                 (0.46)    (0.35)
     Distributions from Net Realized Gains                    (0.43)       --
                                                            -------   -------

     Total Distributions                                      (0.89)    (0.35)
                                                            -------   -------

 Net Asset Value, End of Period                             $ 13.30   $ 11.95
                                                            =======   =======

 Total Return                                                 19.32%    23.19%

 Supplemental Data and Ratios:
     Net Assets, End of Period (in millions)                $16.318   $13.579
     Ratio of Expenses to Average Net Assets                   1.17%     1.32%
     Ratio of Net Investment Income to Average Net Assets      4.97%     5.04%
     Portfolio Turnover Rate                                    114%*      87%

------
* A large redemption in kind took place during the fiscal year ended November 30, 2001. This contributed to the Fund's portfolio turnover rate for that period being greater than the turnover rate for the fiscal year ended November 30, 2000.

PRIVACY NOTICE
--------------------------------------------------------------------------------

We collect information about you from your account application and other forms that you deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing your account statement and other information about our products and services to you. We require these outside firms, organizations or individuals to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise required or permitted by the law.

We will only share information about you with those employees who will be working with us to provide our products and services to you. We maintain physical, electronic and procedural safeguards to protect your personal information.

MORE INFORMATION ABOUT
THE FUND
--------------------------------------------------------------------------------

For more information about the RREEF RReal Estate Securities Fund, request a free copy of the Statement of Additional Information ("SAI") or the Annual and Semi-Annual Reports. The SAI provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

The Fund's SAI has been filed electronically with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

You May Request These Documents

1. By Telephone. Call the Fund toll-free at 1-888-897-8480, Monday through Friday, 7 a.m. to 7 p.m. Central Time. You may also call this number for shareholder inquiries.


2. Via the Internet. Visit the SEC's Web site at www.sec.gov.


3. From the SEC. Contact the SEC's Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call the SEC at 202-942-8090. Additional copies of this information can be obtained, for a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

4. By Mail. Specify the document you are requesting when writing to us:

  RREEF RReal Estate Securities Fund
  c/o Sunstone Financial Group, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, Wisconsin 53233

Distributed by Sunstone Distribution Services, LLC.

Investment Company Act File No. 811-09589.

[LOGO]
RREEF

                      STATEMENT OF ADDITIONAL INFORMATION

                                MARCH 28, 2002

                            RREEF SECURITIES TRUST

                      RREEF RREAL ESTATE SECURITIES FUND

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S PROSPECTUS, DATED MARCH 28, 2002, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT P.O. BOX 1147, MILWAUKEE, WI 53201-1147 OR 1-888-897-8480.

The following financial statements are incorporated by reference from the Annual Report, dated November 30, 2001, of the RREEF RReal Estate Securities Fund (SEC File No. 811-09589) as filed with the Securities and Exchange Commission on January 29, 2002.

    1.  Schedule of Investments as of November 30, 2001
    2.  Statement of Assets and Liabilities as of November 30, 2001
    3.  Statement of Operations for the Year Ended November 30, 2001
    4.  Statement of Changes in Net Assets for the Year Ended November 30, 2001
    5.  Financial Highlights
    6.  Notes to Financial Statements
    7.  Report of Independent Auditors

                                Distributed by

                      SUNSTONE DISTRIBUTION SERVICES, LLC

                      STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS
--------------------------------------------------------------------------------

 THE FUND'S HISTORY.......................................................   3
 FUND INVESTMENT GUIDELINES...............................................   3
 DETAILED INFORMATION ABOUT THE FUND......................................   4
    INVESTMENT STRATEGIES AND RISKS.......................................   4
       EQUITY EQUIVALENTS.................................................   4
       DEBT SECURITIES....................................................   4
       CONVERTIBLE DEBT SECURITIES........................................   6
       SHORT SALES........................................................   6
       PORTFOLIO LENDING..................................................   6
       DERIVATIVE SECURITIES..............................................   7
       OTHER INVESTMENT COMPANIES.........................................   8
       REPURCHASE AGREEMENTS..............................................   8
       WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS......................   8
       RESTRICTED AND ILLIQUID SECURITIES.................................   9
       SHORT-TERM SECURITIES..............................................   9
       FUTURES AND OPTIONS................................................  10
          Risks Related to Futures and Options Transactions...............  11
          Options on Futures..............................................  12
          Restrictions on the Use of Futures Contracts and Options........  12
 INVESTMENT POLICIES......................................................  13
    FUNDAMENTAL INVESTMENT POLICIES.......................................  13
    NONFUNDAMENTAL INVESTMENT POLICIES....................................  14
    PORTFOLIO TURNOVER....................................................  15
 MANAGEMENT...............................................................  16
    TRUSTEES AND OFFICERS.................................................  16
       INSIDE TRUSTEES AND EXECUTIVE OFFICERS.............................  16
       INDEPENDENT TRUSTEES...............................................  18
    STANDING COMMITTEES OF THE BOARD OF TRUSTEES..........................  19
    TRUSTEES' FUND HOLDINGS...............................................  19
    OTHER HOLDINGS OF THE INDEPENDENT TRUSTEES............................  20
    COMPENSATION OF TRUSTEES..............................................  20
    THE FUND'S PRINCIPAL SHAREHOLDERS.....................................  20
    INVESTMENT ADVISER....................................................  21
    OTHER ADVISORY RELATIONSHIPS..........................................  23
    OTHER SERVICE PROVIDERS...............................................  23
       TRANSFER AGENT AND ADMINISTRATOR...................................  23
       DISTRIBUTOR........................................................  23
       CUSTODIAN BANK.....................................................  24
       INDEPENDENT AUDITORS...............................................  24
       LEGAL COUNSEL......................................................  24
 OTHER INFORMATION ABOUT THE FUND.........................................  24
    BROKERAGE ALLOCATION..................................................  24
    CODE OF ETHICS........................................................  26
    DISTRIBUTION PLANS....................................................  26
 INFORMATION ABOUT FUND SHARES............................................  28
    THE SHARES OF THE TRUST...............................................  28
    MULTIPLE CLASS STRUCTURE..............................................  29
    RULE 12b-1............................................................  29
    VALUATION OF THE FUND'S SECURITIES....................................  29
 TAXES....................................................................  30
    FEDERAL INCOME TAXES..................................................  30
    STATE AND LOCAL TAXES.................................................  31
    TAXATION OF CERTAIN MORTGAGE REITS....................................  31
 PERFORMANCE DATA.........................................................  32
    OTHER FACTORS THAT MAY AFFECT PERFORMANCE.............................  33
    PERMISSIBLE ADVERTISING INFORMATION...................................  34
 EXPLANATION OF FIXED-INCOME SECURITIES RATINGS...........................  35
    CORPORATE BOND RATINGS................................................  35
    COMMERCIAL PAPER RATINGS..............................................  36
    NOTE RATINGS..........................................................  37
 MORE INFORMATION ABOUT THE FUND..........................................  37

THE FUND'S HISTORY
--------------------------------------------------------------------------------

The RREEF RReal Estate Securities Fund (the "Fund") is the sole outstanding series of RREEF Securities Trust (the "Trust"), an open-end investment company established as a business trust under the laws of Delaware by an Agreement and Declaration of Trust dated September 15, 1999 (the "Trust Agreement"). The fiscal year of the Trust ends on November 30.

FUND INVESTMENT GUIDELINES
--------------------------------------------------------------------------------


This section explains the extent to which the Fund's investment adviser, RREEF America L.L.C. (the "Adviser"), can use various investment vehicles and strategies in managing the Fund's assets. Descriptions of the investment techniques and risks associated with the Fund appear in the section entitled "Detailed Information About the Fund," which begins on page 4. In the case of the Fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.


The Fund is a non-diversified, open-end investment company as defined in the Investment Company Act of 1940 (the "Investment Company Act"). Non-diversified means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the Fund's Prospectus, the Adviser has broad powers to decide how to invest Fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the Adviser's intention that the Fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Fund, the Adviser may invest the assets of the Fund in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Fund's investment objective. Senior securities that are high-grade issues, in the opinion of the Adviser, also may be purchased for defensive purposes.

Current income is part of the Fund's objective. As a result, a portion of the portfolio of the Fund may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the Adviser intends to keep the Fund fully invested. However, under exceptional conditions, the Fund may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve its investment objective.


The Adviser may use stock index futures and options as a way to expose the Fund's cash assets to the market while maintaining liquidity. However, the Adviser may not leverage the Fund's portfolios, so there is no greater market risk to the Fund than if it purchases stocks. See Derivative Securities and Short-Term Securities and Futures and Options.


DETAILED INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------


                        Investment Strategies and Risks


This section describes various investment vehicles and techniques that the Adviser can use in managing the Fund's assets. It also details the risks associated with each, because each technique contributes to the Fund's overall risk profile.

Equity Equivalents

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard & Poor's Corporation ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Adviser. The Fund's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise less than 35% of the Fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

The Fund may invest in debt securities because the Fund has current income as a secondary investment objective. As a result, the Fund may invest in debt securities when the Adviser believes such securities represent an attractive investment for the Fund. It is intended that the Fund may invest in debt securities for income or as a defensive strategy when the Adviser believes adverse economic or market conditions exist.

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The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Fund may invest up to 5% of its assets in "high-yield/high-risk" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Adviser. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the Adviser to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund.

The Fund will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Fund. Rather, the Adviser will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Fund in meeting its investment objective.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Fund, impact the net asset value of the Fund's shares.

Notwithstanding the fact that the Fund will invest primarily in equity securities, under adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent that the Fund assumes a defensive position, it will not be investing for capital appreciation. When the Fund is invested for temporary defensive purposes, it may not achieve its investment objective.

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Convertible Debt Securities


A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


Convertible debt securities that comprise part of the Fund's fixed-income portfolio will be subject to the same limitations with respect to quality as those described above under Debt Securities.



Short Sales


The Fund may engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by UMB Bank, n.a., the Fund's Custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.


Portfolio Lending


In order to realize additional income, the Fund may lend its portfolio securities. Such loans may not exceed one-third of the Fund's total assets valued at market except (1) through the purchase of debt

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securities in accordance with its investment objectives, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.


Derivative Securities


To the extent permitted by its investment objective and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

 . The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Adviser anticipates.

 . The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired.

 . The risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment.

 .  The risk that the other party will fail to perform its obligations.

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Other Investment Companies


The Fund may invest up to 10% of its total assets in other mutual funds, including those of the Adviser, if any, provided that the investment is consistent with the Fund's investment policies and restrictions. Under the Investment Company Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's total assets with respect to any one investment company; and (c) 10% of the Fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Fund bears directly in connection with its own operations.


Repurchase Agreements


The Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

The Fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Fund's Board of Trustees or its designee.

The Fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


When-Issued and Forward Commitment Agreements


The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

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When purchasing securities on a when-issued or forward commitment basis, the
Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Fund. While the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


Restricted and Illiquid Securities


The Fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (the "SEC") has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the Fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Adviser. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Fund managers will consider appropriate remedies to minimize the effect on the Fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the Fund may invest a portion

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of its assets in money market and other short-term securities. When the Fund is invested for temporary defensive purposes, it may not achieve its investment objective.

Examples of short-term securities include:

 . Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

 .  Commercial Paper;

 .  Certificates of Deposit and Euro Dollar Certificates of Deposit;

 .  Bankers' Acceptances;

 .  Short-term notes, bonds, debentures or other debt instruments; and

 .  Repurchase agreements.

The Fund may also invest up to 5% of its total assets in any money market fund, including those advised by the Adviser, if any.


Futures and Options


The Fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions may be used to:

 . Protect against a decline in market value of the Fund's securities (taking a short futures position);

 . Protect against the risk of an increase in market value for securities in which the Fund generally invests at a time when the Fund is not fully invested (taking a long futures position); and

 . Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Adviser may engage in futures and options transactions based on securities indices that are consistent with the Fund's investment

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objectives. An example of an index that may be used is the S&P 500(R)/ Index.
The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. government agency. /

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Fund purchases or sells an equity security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Adviser utilizes a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Adviser considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily

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margin requirements at a time when the Adviser would not otherwise elect to do
so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Adviser will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the Fund may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, the Fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option

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premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

The Fund is subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund, as determined in accordance with the Investment Company Act.

Senior Securities. The Fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing. The Fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Fund's total assets.

Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Underwriting. The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control. The Fund may not invest for purposes of exercising control over management.

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NONFUNDAMENTAL INVESTMENT POLICIES

The Fund is subject to the following additional investment restrictions and policies that are not fundamental and may be changed by the Board of Trustees.

Borrowings. The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

Liquidity. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales. The Fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin. The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options. The Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more money than it invested.

Concentration. The Fund may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The Investment Company Act imposes additional restrictions on acquisition by the Fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisers, and on transactions with affiliated persons as defined in the Investment Company Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Fund or its investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. To ensure adequate diversification, the Fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The Adviser believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Fund to forego investment possibilities that may otherwise be available to it under the Investment Company Act.

Fund Name. The Fund plans, under normal circumstances, to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of REITs and

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companies engaged in the real estate industry, as the Fund's name suggests. The
Fund will measure the percentage at the time an investment is made, not later. If market fluctuations or shareholder actions cause the Fund's investments to fall below the name policy limit, the Fund will act to remedy the situation as promptly as possible, normally within three business days. However, the Fund will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Adviser believes such action may expose the Fund to losses or unreasonable risks of loss. Also, the Fund may occasionally depart from its name policy. For example, the Fund may depart from its name policy to respond to unusually large cash inflows or redemptions, or to avoid losses caused by adverse market, economic, political, or other conditions.

Beginning July 31, 2002, the Fund will provide its shareholders with at least 60 days' prior notice of any change in the Fund's name policy if, after the change, the Fund would, under normal circumstances, have investments that are less than 80% of the Fund's net assets (plus any borrowing for investment purposes) in equity securities of REITs and companies engaged in the real estate industry.

PORTFOLIO TURNOVER

The Adviser will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the Fund's rate of portfolio turnover may be substantial.

The Adviser intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund. In order to achieve the Fund's investment objectives, the Adviser may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the Adviser believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the Adviser's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to the Fund's objective, the Adviser believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve the objectives. As a result, the Fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objective. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the Fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the Fund, if any, because short-term capital gains are taxable as ordinary income.

A large redemption in kind took place during the fiscal year ended November 30, 2001. This contributed to the Fund's portfolio turnover rate for that period being greater than the turnover rate for the fiscal year ended November 30, 2000.

MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The Fund's Board of Trustees has general supervisory responsibilities of the Fund and supervises the Adviser's activities. The Trustees monitor and supervise the performance of the Adviser and other service providers, monitor the Fund's business and investment activities, and determine whether to renew agreements with the Adviser and the Distributor. Each Trustee serves until his or her resignation, retirement, death, physical or mental incapacity, or removal. There are three independent Trustees (Nicholas C. Babson, Richard W. Burke, and Robert L. Stovall) and two inside Trustees (Karen J. Knudson and Peter J. Broccolo) on the Board of Trustees. See STANDING COMMITTEES OF THE BOARD OF TRUSTEES.


Inside Trustees and Executive Officers


The following table provides information about the inside Trustees and executive officers of the Fund. Each executive officer holds office until his or her resignation, removal by the Board of Trustees, or the election and qualification of his or her successor by the Board of Trustees. For purposes of the Investment Company Act, each of the inside Trustees and executive officers is an "interested person" of the Fund because each is also an "affiliated person" of the Adviser. See INVESTMENT ADVISER.


                                            Term of Office
                                            and Length of    Principal Occupation(s)   Other Directorships
Name, Address, and Age     Fund Position(s)  Time Served       During Past 5 Years      Held by Trustees
-------------------------- ---------------- -------------- --------------------------- -------------------
Karen J. Knudson             Chairman of    Ms. Knudson    Ms. Knudson joined                 None.
c/o RREEF Securities Trust   the Trust,     has held her   RREEF in 1995. She is
875 N. Michigan Ave.         President,     current        currently a principal of
41st Floor                   Chief          positions with the Adviser and serves as
Chicago, Illinois 60611      Executive      the Fund since a Portfolio Manager in the
Age: 44                      Officer,       2000.          Adviser's Securities
                             Trustee, and                  Division. Prior to joining
                             Portfolio                     RREEF, Ms. Knudson was
                             Manager                       Senior Vice President and
                                                           CFO of Security Capital
                                                           Group, an adviser to two
                                                           NYSE listed REITs, from
                                                           January 1993 to January
                                                           1995. She also acted as
                                                           Real Estate Investment
                                                           Manager and Senior Vice
                                                           President of Bailard, Biehl
                                                           and Kaiser from
                                                           November 1983 to
                                                           January 1993.

                                             Term of Office
                                             and Length of     Principal Occupation(s)   Other Directorships
Name, Address, and Age     Fund Position(s)   Time Served        During Past 5 Years      Held by Trustees
-------------------------- ---------------- ---------------- --------------------------- -------------------

Peter J. Broccolo           Trustee, Vice   Mr. Broccolo     Mr. Broccolo joined the            None.
c/o RREEF Securities Trust  President and   has held his     Adviser in 1993. He
875 N. Michigan Ave.        Assistant       current          currently is a principal of
41st Floor                  Secretary       positions with   the Adviser. Prior to
Chicago, Illinois 60611                     the Fund since   joining RREEF, he was a
Age: 45                                     the Fund's       Vice President with
                                            inception in     LaSalle Partners from
                                            1999.            1985 to 1993 and a Vice
                                                             President of First Chicago
                                                             Corp., in Real Estate
                                                             Lending from 1978 to
                                                             1985

Paula M. Ferkull            Secretary,      Ms. Ferkull has  Ms. Ferkull joined RREEF           None.
c/o RREEF Securities Trust  Treasurer,      held her current in 1979. She is currently a
875 N. Michigan Ave.        Principal       positions with   principal, Managing
41st Floor                  Financial       the Fund since   Director, Senior Vice
Chicago, Illinois 60611     Officer and     the Fund's       President, Controller,
Age: 51                     Principal       inception in     Treasurer, Secretary, and
                            Accounting      1999.            CFO of the Adviser.
                            Officer

Mark D. Zeisloft            Vice President  Mr. Zeisloft has Mr. Zeisloft joined RREEF          None.
c/o RREEF Securities Trust  and Assistant   held his current in 1996. He is currently a
875 N. Michigan Ave.        Treasurer       positions with   Vice President and Head
41st Floor                                  the Fund since   of Operations at the
Chicago, Illinois 60611                     2000.            Adviser and a Retail
Age: 39                                                      Specialist on the Adviser's
                                                             investment management
                                                             team. Prior to joining
                                                             RREEF, Mr. Zeisloft was a
                                                             Vice President/Credit
                                                             Officer for the Corporate
                                                             Real Estate/REIT Group,
                                                             at The First National
                                                             Bank of Chicago, from
                                                             January 1994 to June
                                                             1996. He was also Vice
                                                             President/Asset Manager
                                                             in the Real Estate Asset
                                                             Management division at
                                                             The First National Bank
                                                             of Chicago from January
                                                             1991 to December 1993.

Independent Trustees


The following table provides information about the Independent Trustees of the Fund. None of the Independent Trustees are "interested persons" of the Fund, as that term is defined under the Investment Company Act. See COMPENSATION OF TRUSTEES.


                                       Term of Office
                                       and Length of    Principal Occupation(s)   Other Directorships
Name, Address, and Age  Fund Position   Time Served       During Past 5 Years      Held by Trustees
----------------------- ------------- ---------------- -------------------------- --------------------
Nicholas C. Babson         Trustee    Mr. Babson has   Prior to March 1, 1999,    Mr. Babson is a
c/o RREEF Securities                  been a Trustee   Mr. Babson was the         trustee of
  Trust                               since the Fund's Chairman and CEO of        CenterPoint
875 N. Michigan Ave.                  inception in     Babson Bros. Co., a        Properties Trust (a
41st Floor                            1999.            manufacturer and           NYSE-listed
Chicago, Illinois 60611                                distributor of dairy       warehouse/industrial
Age: 55                                                systems and supplies.      REIT)* and a
                                                       The company was sold       director of Gehl Co.
                                                       on March 1, 1999, at       (a Nasdaq-listed
                                                       which time Mr. Babson      construction and
                                                       became President and       agriculture
                                                       CEO of Babson Holdings,    equipment
                                                       Inc., a holding company    manufacturer).
                                                       that manages the
                                                       Babson family's
                                                       investments and assets.

Richard W. Burke           Trustee    Mr. Burke has    Mr. Burke is an attorney   None.
c/o RREEF Securities                  been a Trustee   with Burke, Warren,
  Trust                               since the Fund's MacKay & Serritella, P.C.,
875 N. Michigan Ave.                  inception in     a law firm.
41st Floor                            1999.
Chicago, Illinois 60611
Age: 68

Robert L. Stovall          Trustee    Mr. Stovall has  Since 1997, he has been    Mr. Stovall is Vice
c/o RREEF Securities                  been a Trustee   President of Four          Chairman and
  Trust                               since the Fund's Columns, Ltd. (a           trustee of
875 N. Michigan Ave.                  inception in     privately-held             CenterPoint
41st Floor                            1999.            construction company       Properties Trust (a
Chicago, Illinois 60611                                based in Illinois). From   NYSE-listed
Age: 69                                                1994 to 1997, Mr. Stovall  warehouse/industrial
                                                       was CEO of CenterPoint     REIT).*
                                                       Properties Trust (a NYSE-
                                                       listed warehouse/
                                                       industrial REIT).*

------
* At the Adviser's discretion, the Fund may invest in CenterPoint Properties Trust from time to time.

STANDING COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Fund has an Audit Committee. All of the members of the Audit Committee are Independent Trustees: Nicholas C. Babson, Richard W. Burke (Chairman of the Audit Committee) and Robert L. Stovall. The Audit Committee annually recommends the Independent Accountants. It also reviews financial statements, the scope and results of the Independent Accountants' audit and non-audit services, and other audit-related issues of the Fund. The Audit Committee meets with management and the Independent Accountants to discuss the audit and auditor independence. The Audit Committee normally meets two times per fiscal year and more frequently if deemed appropriate by the Audit Committee. The Audit Committee met twice during fiscal year 2001.


Nominating Committee. The Fund has a Nominating Committee. All of the members of the Nominating Committee are Independent Trustees: Nicholas C. Babson (Chairman of the Nominating Committee), Richard W. Burke and Robert L. Stovall. The Nominating Committee reviews and nominates persons to serve as members of the Board of Trustees. The Nominating Committee accepts recommendations from shareholders, the Adviser and others for nominations of Trustees. Shareholders may propose nominees by writing to the Nominating Committee, in care of the Secretary of the Fund, at 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611. The Nominating Committee meets as often as it deems appropriate. The Nominating Committee did not meet during fiscal year 2001.


Executive Committee. The Fund has an Executive Committee. The Executive Committee consists of one inside Trustee (Karen J. Knudsen) and one Independent Trustee (Richard W. Burke). When the Board of Trustees is not in session, the Executive Committee may exercise all of the powers of the Board of Trustees in the management and affairs of the Fund unless prohibited by law or the Fund's bylaws. The Executive Committee also reviews and makes recommendations concerning pricing of the Fund's portfolio securities when a particular security cannot be properly valued. The Executive Committee meets as often as it deems appropriate. The Executive Committee did not meet during fiscal year 2001.

TRUSTEES' FUND HOLDINGS

The following table provides information about the dollar range of shares in the Fund beneficially owned by each of the Trustees as of December 31, 2001. Investment amounts are listed in the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.

                    Independent Trustees: Investment Amount:
                    --------------------- ------------------
                     Nicholas C. Babson..  None
                     Richard W. Burke....  $1-$10,000
                     Robert L. Stovall...  None

                    Inside Trustees:
                    ----------------
                     Karen J. Knudson....  Over $100,000
                     Peter J. Broccolo...  $10,001-$50,000

OTHER HOLDINGS OF THE INDEPENDENT TRUSTEES

Neither the Independent Trustees nor their immediate family members are the beneficial or record owners of any class of securities in the Adviser, the Distributor or their affiliates.

COMPENSATION OF TRUSTEES

The Fund does not pay any direct compensation to any Trustee who is an interested person of the Fund, or any officer employed by the Adviser or its affiliates.

Trustees of the Fund who are not interested persons of the Fund receive an annual retainer of $6,000, a fee of $1,000 per meeting attended and a fee of $200 for each telephone conference meeting, plus expenses, with a maximum annual fee of $15,000 per Trustee.

During the fiscal year ended November 30, 2001, the compensation paid by the Fund to the Trustees who are not interested persons of the Trust or the Adviser was as follows:

                                    Pension or                       Total
                                    Retirement                    Compensation
                     Aggregate   Benefits Accrued    Estimated     From Fund
                    Compensation As Part of Fund  Annual Benefits   Paid To
      Name           From Fund       Expenses     Upon Retirement   Trustees
      ----          ------------ ---------------- --------------- ------------
 Nicholas C. Babson   $10,900           0                0          $10,900
 Richard W. Burke..   $12,900           0                0          $12,900
 Robert L. Stovall.   $12,900           0                0          $12,900

THE FUND'S PRINCIPAL SHAREHOLDERS

The following table lists the holders of five percent or more of the Fund's shares as of February 28, 2002.


                                            Number of    Percentage
                                             Shares       of Shares
           Name and Address of Owner          Owned      Outstanding
           -------------------------       -----------   -----------

           CLASS A
           -------

           American Express Trust Co.*.... 464,224.168**    31.29%
           FBO American Express Trust
           Retirement Services Plans
           Attn: Pat Brown
           50534 AXP Financial Ctr.
           Minneapolis, MN 55474

           Charles Schwab & Co., Inc.*.... 639,235.358**    43.08%
           Special Custody Account for the
           Benefit of Customers
           Attn: Mutual Funds
           101 Montgomery Street
           San Francisco, CA 94104

                                             Number of  Percentage
                                              Shares     of Shares
             Name and Address of Owner         Owned    Outstanding
             -------------------------      ----------- -----------

             CLASS A
             -------

             Diocese of the Armenian Church  79,872.204     5.38%
             FBO Armenian Church
             Endowment Fund
             630 Second Avenue
             New York, NY 10016

             Herbert Herff Trust Foundation 233,875.911    15.76%
             FBO The University of Memphis
             271 Administration Building
             Memphis, TN 38152

             CLASS B
             -------

             Karen J. Knudson..............       2.059   100.00%
             c/o RREEF Securities Trust
             875 N. Michigan Ave.
             41st Floor
             Chicago, Illinois 60611

------
*  Owner of record, not beneficial owner.


** Karen J. Knudson, a trustee and executive officer of the Fund, is the beneficial owner of 84,857.6 Class A shares (5.72% of outstanding Class A shares). The number of shares owned by American Express Trust Co. includes 2,420 Class A shares held in a custody account for Ms. Knudson, and the number of shares owned by Charles Schwab & Co., Inc. includes 82,437.6 Class A shares held in a custody account for Ms. Knudson.


As of February 28, 2002, the trustees and officers of the Fund owned 6.91% of the Fund's outstanding Class A shares and 100.00% of the Fund's outstanding Class B shares.

INVESTMENT ADVISER

The Adviser's ultimate parent company is RoPro U.S. Holding, Inc. ("RoPro U.S."). As of the date of this Statement of Additional Information, RoPro U.S. is a U.S. subsidiary of RoProperty Holdings B.V., a Dutch holding company owned by the following Dutch companies: Rodamco North America N.V., Rodamco Europe N.V., Rodamco Haslemere N.V., Robeco Groep N.V., and Rodamco Asia N.V. On March 7, 2002, Deutsche Bank, a publicly-traded German bank, announced that it agreed to purchase RoPro U.S. A description of the business experience and responsibilities of the Adviser appears in the Prospectus under the heading "Management".

The "Inside Trustees and Executive Officers" table, provided above, lists (a) all of the affiliated persons of the Fund who also are affiliated persons of the Adviser and (b) all capacities in which those persons are affiliated with the Fund and the Adviser.

For the fiscal year ended November 30, 2001, the Fund paid the Adviser $167,351 under the Advisory Agreement. For the fiscal year ended November 30, 2000, the Fund paid the Adviser $96,113 under the Advisory Agreement.

For the services provided to the Fund, the Adviser receives an annual fee based on 1.00% of the average net assets of the Fund, payable monthly.

Each month, the Fund pays the Adviser for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution, and for as long thereafter as its continuance is specifically approved, at least annually by
(1) the Trust's Board of Trustees or by the vote of a majority of the outstanding class of voting securities of each series and (2) the vote of a majority of the Trustees of the Fund who are not parties to the agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.


The management agreement provides that it may be terminated at any time without payment of any penalty by the Trust's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the Adviser, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the Adviser and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or the Fund, or in different amounts and at different times for more than one but less than all clients or the Fund. In addition, purchases or sales of the same security may be made for two or more clients of the Fund on the same date. Such transactions will be allocated among clients in a manner believed by the Adviser to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund.

In November 2001, the Trustees, including all of the Independent Trustees, approved the continuation of the existing advisory agreement without any material changes. The Trustees, including the Independent Trustees, reviewed materials specifically relating to the existing advisory agreement. Those materials included:

 . Information on the investment performance of the Fund compared against a group of similar peer funds;

 .  Sales and redemption data with respect to the Fund;

 . Information concerning expenses of the Fund compared against a group of peer funds; and

 . the Adviser's operations and financial condition during the fiscal year ended November 30, 2001. During fiscal year 2001, the Adviser had sufficient operational and financial resources even though the Fund was not profitable to the Adviser.

The Trustees, including the independent Trustees, regularly review, among other things:

 .  Arrangements to distribute Fund shares;

 . Allocation of the Fund's brokerage, including the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services;

 . The Adviser's management of the relationships with the Fund's third-party service providers, such as custodians and transfer agents; and

 . The resources devoted to and the record of compliance with the Fund's investment policies, objectives and restrictions and with policies on personal securities transactions.

OTHER ADVISORY RELATIONSHIPS


In addition to managing the Fund, the Adviser is currently the investment adviser to various institutional and accredited investor accounts investing in real estate securities. As of December 31, 2001, the Adviser had net assets under management of $16.2 billion (including assets in non-securities real estate accounts), of which $2.3 billion represented assets in real estate securities accounts.

OTHER SERVICE PROVIDERS


Transfer Agent and Administrator


Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 serves as Transfer Agent, dividend-paying agent for the Fund, and Administrator. Sunstone Financial Group, Inc. is an affiliate of Sunstone Distribution Services, LLC, the Fund's Distributor, and UMB Bank, n.a., the Fund's Custodian. They provide physical facilities, computer hardware and software and personnel, for the day-to-day administration of the Fund. The Adviser pays the Transfer Agent and Administrator for such services. For its administrative services, Sunstone Financial Group, Inc. receives from the Adviser a fee, computed daily and payable monthly, based on the Fund's average net assets at a maximum annual rate of 0.18%. The annual rate of the fee decreases as the assets of the Fund reach certain levels. However, the minimum fee payable by the Adviser to Sunstone Financial Group, Inc. is $68,000. Sunstone Financial Group, Inc. does not receive any compensation from the Fund.


Distributor


The Fund's shares are distributed by Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, a registered broker-dealer. Sunstone Distribution Services, LLC is an affiliate of Sunstone Financial Group, Inc., the Fund's Transfer Agent and Administrator, and UMB Bank, n.a., the Fund's Custodian.


Custodian Bank


UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as custodian of the assets of the Fund. UMB Bank, n.a. is an affiliate of Sunstone Financial Group, Inc., the Fund's Transfer Agent and Administrator, and Sunstone Distribution Services, LLC, the Fund's distributor. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund, however, may invest in certain obligations of the Custodian and may purchase or sell certain securities from or to the Custodian.


Independent Auditors


Deloitte & Touche LLP are the independent auditors of the Fund. The address of Deloitte & Touche LLP is Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601.


Legal Counsel


D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, acts as legal counsel to the Fund.

OTHER INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

BROKERAGE ALLOCATION

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Ongoing portfolio brokerage decisions for the Fund are made or recommended by the Adviser, including the commission rates at which transactions for the Fund will be effected, with the objective of obtaining the most favorable price and market for the execution of each transaction. In seeking the most favorable price and market for execution, the Adviser evaluates a wide range of criteria, including the broker's commission rate, execution, capability, positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability and prior performance. When circumstances relating to a proposed transaction indicate that a particular broker or dealer is in a position to obtain the best execution, the order generally is placed with that broker or dealer. This may or may not be a broker or dealer which has provided investment information and research services to the Adviser. The Adviser may not always place brokerage transactions on the basis of the lowest commission rate available for a particular transaction.

Research information received from brokers or dealers covers a wide range of topics, including the economic outlook, the political environment, demographic and social trends, and individual company and industry analysis. Subject to the requirement of seeking the best available prices and execution, the Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to broker-dealers which have provided research, statistical, and other related services to the Adviser for the benefit of the Fund.

Since the Adviser may be managing accounts with similar investment objectives, the Adviser may aggregate orders for securities for such accounts. In such event, allocation of the securities so purchased or sold, as well as expenses incurred in the transaction, are made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to such accounts.

The Adviser reserves the right, without notice, to enter into arrangements to receive brokerage and research products and services in exchange for the direction of brokerage business to a particular broker or brokers. Such products and services may include research materials, or equipment and software allowing access to research-related computer services, such as quotation services, and may be used for both research and other purposes, including administration and marketing. The Adviser makes a good faith effort to determine the relative proportions of such products or services which may be attributed to research. The portion attributable to research may be paid through client brokerage commissions and the non-research portion will be paid in cash by the Adviser.

The Adviser uses such arrangements to enhance the advice provided to clients. Because all clients are managed in the same manner, no one client receives more benefit than any other from these arrangements with the broker. The research provided by broker-dealers may be used in servicing any or all of the Adviser's clients and may be used in connection with accounts other than those which pay commissions to the broker-dealer providing the research.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

The Adviser uses such arrangements to enhance the advice provided to the Fund. In directing brokerage transactions, the Adviser acts in accordance with its duty to seek best price and execution and will not continue any arrangements if the Adviser determines that such arrangements are no longer in the best interest of the Fund.

The Adviser provides the Board of Trustees with quarterly reports detailing all research services purchased with commissions. The Trustees and their independent counsel review those reports.

During the fiscal year ended November 30, 2001, the Fund paid an aggregate amount of commissions equal to $56,877, on transactions of $32,849,954, to brokers who provided research services to the Adviser. During the fiscal year ended November 30, 2000, the Fund paid aggregate commissions of $44,725, on transactions of $22,510,946, to such brokers.

CODE OF ETHICS

The Fund and the Adviser have adopted a Code of Ethics to ensure that the interests of the Fund's shareholders come before the interests of the people who manage the Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any real estate securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the Fund's compliance officer.

DISTRIBUTION PLANS

The Board of Trustees and initial shareholder of the Fund have entered into a separate Distribution Plan under Investment Company Act Rule 12b-1 for each class of shares of the Fund. Under the unified management fee, the Adviser pays all distribution costs. The Fund does not directly pay for any distribution costs, except for those provided for in the 12b-1 Distribution Plan for Class B shares. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the Fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to and is reviewed by the Board of Trustees quarterly. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that a Plan may not be amended to require the Fund to make any payment of expenses without majority approval of the shareholders. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities. The Plan for Class B shares differs from the Plan for Class A shares only to the extent that it permits the Fund to pay fees of 0.25% of average annual net assets for distribution and other fees relating to the distribution of Class B shares through broker-dealers, financial advisers, and other financial intermediaries other than the Distributor.

All fees paid under the Plans will be made in accordance with Conduct Rule 2830 of the National Association of Securities Dealers (the "NASD").

The Fund is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. Contracts are entered into with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the Fund's shares and/or the use of the Fund's shares in various investment products or in connection with various financial services. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain record-keeping and administrative services that are provided by the Fund's Transfer Agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders. In addition to such services, the financial intermediaries provide various distribution services.

Payments may be made by the Adviser for a variety of shareholder services, including, but not limited to (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Fund's Transfer Agent; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (c) processing dividend payments from the Fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) acting as shareholder of record and nominee for beneficial owners; (e) maintaining account records for shareholders and/or other beneficial owners; (f) issuing confirmations of transactions; (g) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the Fund as necessary for such subaccounting; (h) preparing and forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (i) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the Fund.

Distribution services may include any activity undertaken or expense incurred that is primarily intended to result in the sale of shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the Fund's shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the Fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about Fund shares; (h) complying with federal and state securities laws pertaining to the sale of Fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of Fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the Adviser determines may be paid for by the funds pursuant to the terms of the Plan and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal year ended November 30, 2001, the Fund paid no expenses under the 12b-1 plan.

INFORMATION ABOUT FUND SHARES
--------------------------------------------------------------------------------

THE SHARES OF THE TRUST

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. In addition, the Trust Agreement permits the Trustees to authorize multiple series. Shares of one non-diversified series have been authorized by the Trustees, which shares constitute the interests in the Fund. The series consists of two classes of shares.

Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Fund's shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that if the Fund is authorized to issue additional series or classes (1) each dollar of net asset value per share is entitled to one vote, (2) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (3) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan applicable to that class, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Trust can elect all of the Trustees of the Trust.

Rule 18f-2 of the Investment Company Act, provides that any matter required to be submitted under the provisions of the Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

The Trust does not hold annual shareholder meetings, but does hold special shareholder meetings when the Board of Trustees believes it is necessary or when required by law. The Trust will hold a special meeting when requested in writing by the holders of at least 10% of the shares eligible to vote at a meeting. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Under Delaware law, the shareholders of the Fund are not personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

Upon 60 days' prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan pursuant to Investment Company Act Rule 18f-3. The plan permits the Fund to issue two classes of shares, Class A and Class B. Class B shares are sold through broker-dealers, financial advisers, and other financial intermediaries. Both classes are subject to a management fee of 1.00%, and Class B shares are subject to a distribution fee of 0.25% pursuant to the Rule 12b-1 Plan adopted for the Class B shares.

RULE 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to the rule, the Board of Trustees and the initial shareholder of each of the Fund's two classes have approved a separate 12b-1 Plan for each of the Fund's two classes.


In adopting the Plans the Board of Trustees (including a majority of trustees who are not "interested persons" within the meaning of the Investment Company Act (the "Independent Trustees") determined that there was a reasonable likelihood that the Plans would benefit the Fund and the shareholders of the respective classes. Under Rule 12b-1 information concerning revenues and expenses under the Class B Rule 12b-1 Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the Independent Trustees) annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the Independent Trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the affected class.


All fees paid under the Plans will be made in accordance with Conduct Rule 2830 of the National Association of Securities Dealers.

VALUATION OF THE FUND'S SECURITIES

The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 4 p.m. Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The Fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.

Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund itself will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If the Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the Fund in the manner they were realized by the Fund.

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that (1) the Fund held shares receiving the dividend for more than 45 days, and (2) the dividends were not received from REITs.

Distributions from gains on assets held longer than 12 months are taxable as long-term or qualified 5-year gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

If you have not complied with certain provisions of the Code and regulations, either the Fund or your financial intermediary is required by federal law to withhold and remit 30% of reportable payments

(which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 30% withholding for previous under-reporting to the IRS.

You will be asked to make the appropriate certification on your application.

Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions is derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS


The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

PERFORMANCE DATA
--------------------------------------------------------------------------------

The Fund may advertise performance data of its Class A shares. Class B shares have not yet been generally offered to the public. The following chart illustrates the average annual total returns of the Fund's Class A shares since the Fund began operations after the close of business on November 30, 1999. Performance quotations of a Fund represent its past performance and should not be considered representative of future results.


                                    Fiscal Year Ended Fiscal Year Ended Life of Fund as of
                                    November 30, 2001 November 30, 2000 November 30, 2001
                                    ----------------- ----------------- ------------------
RREEF--Class A
Return Before Taxes................      19.32%            23.19%             21.24%
Return After Taxes on Distributions      16.21%            21.72%             18.93%
Return After Taxes on Distributions
  and Sale of Fund Shares..........      11.69%            13.95%             16.04%


For all return calculations, "average annual total return", as defined by the SEC, is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods ended on the date of the Fund's most recent balance sheet included with this registration statement (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

Return Before Taxes:

                                P(1+T)/n=ERV /

Where: P   =   a hypothetical initial investment of $1,000.
       T   =   average annual total return.
       n   =   number of years.
       ERV =   ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The formula for return before taxes assumes that: (a) all dividends and distributions by the Fund are reinvested at the net asset value on the reinvestment dates; and (b) a complete redemption occurs at the end of the applicable period.

Return After Taxes on Distributions:

                              P(1+T)/n = ATV D /


Where: P        =   a hypothetical initial investment of $1,000.
       T        =   average annual total return (after taxes on distributions).
       n        =   number of years.
       ATV\\D\\ =   ending value at the end of the applicable period of the hypothetical
                    $1,000 investment made at the beginning of the applicable period, after taxes on Fund distributions but not after taxes on redemption.

The formula for return after taxes on distributions assumes that: (a) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at the net asset value on the reinvestment dates; and (b) a complete redemption occurs at the end of the applicable period.

Tax calculations use the highest individual marginal federal income tax rate. When calculating taxes due on any distributions by the Fund, the tax rate is applied to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is specified by the Fund on the dividend declaration date, and may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date.

Return After Taxes on Distributions and Sale of Fund Shares:

                              P(1+T)/n = ATV DR /


Where: P         =   a hypothetical initial investment of $1,000.
       T         =   average annual total return (after taxes on distributions and sale of
                     Fund shares).
       n         =   number of years.
       ATV\\DR\\ =   ending value at the end of the applicable period of the hypothetical
                     $1,000 investment made at the beginning of the applicable period, after taxes on Fund distributions and sale of Fund shares.


The formula for return after taxes on distributions and sale of Fund shares assumes that: (a) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at the net asset value on the reinvestment dates; and (b) a complete redemption occurs at the end of the applicable period.

Tax calculations use the highest individual marginal federal income tax rate. When calculating taxes due on any distributions by the Fund, the tax rate is applied to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is specified by the Fund on the dividend declaration date, and may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date.

The ending value for return after taxes on distributions and sale of Fund shares is determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares.

OTHER FACTORS THAT MAY AFFECT PERFORMANCE

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the Fund, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, not free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The Fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the Fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested the Fund. The Fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

The Trust may issue additional classes of the existing Fund or introduce new funds with multiple classes. To the extent a new class is added to an existing fund, the Adviser may, in compliance with SEC and NASD rules, regulations, and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the performance of the original class will be restated to reflect the expenses of the new class, and for periods after the first full quarter following inception, actual performance of the new class will be used.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS
--------------------------------------------------------------------------------

As described in the Prospectus, the Fund may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

CORPORATE BOND RATINGS

S&P Moody's Description
--- ------- -----------
AAA   Aaa   These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal.

AA    Aa    Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from AAA/Aaa issues only in a small degree.

A     A     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB   Baa   Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB    Ba    Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
            However, it faces major ongoing uncertainties or exposure to adverse business, financial or
            Economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B     B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

S&P Moody's Description
--- ------- -----------
CCC   Caa   Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/
            Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC     Ca   The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

C       C   The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI     --   The rating CI is reserved for income bonds on which no interest is being paid.

D       D   Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The
            D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

S&P Moody's Description
--- ------- -----------
A-1 Prime-1 This indicates that the degree of safety regarding timely payment is strong. Standard &
            Poor's rates those issues determined to possess extremely strong safety characteristics as
            A-1+.
A-2 Prime-2 Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
A-3 Prime-3 Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P  Moody's Description
---  ------- -----------
SP-1 MIG-1;  Notes are of the highest quality enjoying strong protection from established cash flows of
     VMIG-1  funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2 MIG-2;  Notes are of high quality, with margins of protection ample, although not so large as in
     VMIG-2  the preceding group.
SP-3 MIG-3;  Notes are of favorable quality, with all security elements accounted for, but lacking the
     VMIG-3  undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.
SP-4 MIG-4;  Notes are of adequate quality, carrying specific risk but having and not distinctly or
     VMIG-4  predominantly speculative.

MORE INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

For more information about the RREEF RReal Estate Securities Fund, request a free copy of the Statement of Additional Information or any existing Annual and Semi-Annual Reports. The Statement of Additional Information provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders which discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

                                    FORM N-1A

                             RREEF SECURITIES TRUST

                         POST-EFFECTIVE AMENDMENT NO. 3
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           1933 ACT FILE NO. 333-87521

                                       AND

                         POST-EFFECTIVE AMENDMENT NO. 3
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           1940 ACT FILE NO. 811-09589

                            PART C: OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

(b) By-laws (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

(c)  Not Applicable.

(d) Form of Investment Management Agreement with RREEF America, L.L.C (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

(e) (1) Form of Distribution Agreement with Sunstone Distribution Services, LLC (Incorporated by reference to the Trust's
          Registration Statement on Form N-1A as filed on September 21,
          1999).

     (2) Form of Distribution Agreement with Sunstone Distribution Services, LLC effective April 17, 2001.

(f)  Not Applicable.

(g) Form of Custody Agreement with UMB Bank, n.a. (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21,
     1999).

(h) (1) Form of Administration and Fund Accounting Agreement with Sunstone Financial Group, Inc. (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

     (2) Form of Transfer Agency Agreement with Sunstone Financial Group, Inc. (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

(i) (1) Opinion and Consent of D'Ancona & Pflaum LLC as to legality of shares being registered.

     (2) Consents of Proposed Trustees (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21,
          1999).

(j)  Consent of Independent Auditors.

(k)  Not Applicable.

(l)  Not Applicable.

(m) Form of Rule l2b-1 Distribution Plan (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21,
     1999).

(n) Plan Pursuant to Rule 18f-3 (Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement as filed on February 7, 2000).

(o)  Not Applicable.

(p) Code of Ethics of RREEF America, L.L.C. (Incorporated by reference to Post-Effective Amendment No. 2 to the Trust's Registration Statement as filed on March 23, 2001).

(q) Powers of Attorney (Incorporated by reference to Post- Effective Amendment No. 2 to the Trust's Registration Statement as filed on March 23, 2001).

Item 24. Persons Controlled by or Under Common Control with the Registrant

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25. Indemnification

     Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit (a) to Registrant's Initial Registration Statement which provides the following:

     No Trustee or officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust of a beneficial owner for any act, omission or obligation of the Trust of any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or an officer.

     The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said Trustee may be threatened, while as a Trustee or thereafter, by reason of being of having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other rights to which such person may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under Section 8.2 of the Declaration of Trust; provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.

Item 26. Business and Other Connections of Investment Adviser

     RREEF America L.L.C., the Registrant's investment adviser, renders investment advisory services to individual, institutional and pension and profit sharing accounts. None of the executive officers or directors who are involved in the day to day management of the Adviser have engaged in other professions and/or employment capacities of a substantial nature during the past two fiscal years.

Item 27. Principal Underwriters

     (a) Sunstone Distribution Services, LLC ("Sunstone") serves as principal underwriter for the Registrant. Sunstone serves as underwriter for:

         Choice Funds
         Green Century Funds
         La Crosse Funds
         Lend Lease Funds
         The Marsico Investment Fund
         The Haven Capital Management Trust
         UMB Scout Funds

     (b) To the best of Registrant's knowledge, the executive officers of Sunstone, distributor for Registrant, are as follows:


Name and Principal                  Positions and Offices                       Positions and Offices
Business Address                    with Sunstone                               with the Fund
-----------------------------------------------------------------------------------------------------
Miriam M. Allison                   President and Secretary                     None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Peter J. Hammond                    Vice President                              None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Diane D. Byrne                      Assistant Secretary                         None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Constance Dye Shannon               Assistant Secretary                         None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Item 28. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 875 North Michigan Avenue, Suite 4100, Chicago, Illinois 60611.

     UMB Bank, n.a.
     928 Grant Boulevard, 10th Floor
     Kansas City, Missouri 64106
     (records relating to the custodian)

     Sunstone Financial Group, Inc.
     803 West Michigan Street, Suite A
     Milwaukee, Wisconsin 53233
     (records relating to fund accountant, administrator and transfer agent)

     Sunstone Distribution Services, LLC
     803 West Michigan Street, Suite A
     Milwaukee, Wisconsin 53233
     (records relating to distributor)

Item 29. Management Services Not Discussed in Parts A or B

     None.

Item 30. Undertakings

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of that issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 28th day of March, 2002.

     RREEF SECURITIES TRUST

     By: /s/ Karen J. Knudson
    -------------------------
     Karen J. Knudson
     Chairman of the Board, President,
     Chief Executive Officer, and Trustee

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                Title                                       Date
/s/ Karen J. Knudson                Chairman of the Board, President            March 28, 2002
--------------------                Chief Executive Officer and
Karen J. Knudson                    Trustee

/s/ Paula M. Ferkull                Secretary, Treasurer, Principal             March 28, 2002
--------------------                Financial and Principal Accounting
Paula M. Ferkull                    Officer

/s/ Peter J. Broccolo               Vice President and Trustee                  March 28, 2002
---------------------
Peter J. Broccolo

/s/ Nicholas C. Babson*             Trustee                                     March 28, 2002
-----------------------
Nicholas C. Babson

/s/ Richard W. Burke*               Trustee                                     March 28, 2002
---------------------
Richard W. Burke

/s/ Robert L. Stovall*              Trustee                                     March 28, 2002
---------------------
Robert L. Stovall

*By: /s/ Karen J. Knudson
-----------------------------
Karen J. Knudson
Pursuant to Power of Attorney